Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Interest income:
Credit assets	$ 66,959	$ 65,076
Other	6,287	4,216
Interest income	73,246	69,292
Interest expense:
Deposits and other	46,130	41,271
Subordinated notes	1,392	1,453
Interest expense	47,522	42,724
Net interest income	25,724	26,568
Non-interest income	2,103	2,283
Total revenue	27,827	28,851
Provision for (recovery of) credit losses (note 5)	1,024	(127)
Revenue less provision for credit loss	26,803	28,978
Non-interest expenses:
Salaries and benefits	8,614	6,538
General and administrative	5,489	4,333
Premises and equipment	1,596	1,153
Noninterest expense	15,699	12,024
Income before income taxes	11,104	16,954
Income tax provision (note 10)	2,961	4,255
Net income	8,143	12,699
Other comprehensive income (loss):
Foreign exchange gain (loss) on translation of foreign operations	(172)	(58)
Comprehensive income	$ 7,971	$ 12,641
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.28	$ 0.48